Investment Objectives and Goals - Overlay Shares Nasdaq 100 Income ETF	Oct. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Overlay Shares Nasdaq 100 Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Overlay Shares Nasdaq 100 Income ETF (the “Fund”) seeks to generate tax-efficient income combined with long-term capital appreciation.